RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUCNEMENTS
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
The following amendments, standards and interpretations have been applied on the year starting January 1, 2019:
International Financial Reporting Standard 16, "Leases"
In January 2016, the IASB issued IFRS 16, "Leases", which will result in almost all leases being recognized on the balance sheet, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized.

IFRS 16 was adopted following the simplified approach, without restating comparative. The reclassifications and the adjustments arising from the new lease accounting rules are directly recognized in the opening balance sheet on January 1, 2019.

	Property, plant and equipment	Lease liabilities Current (*)	Lease liabilities Non Current (*)

Closing balance as of December 31, 2018 - IFRS 16	5,817,609	8,030	65,798
Initial recognition of right-of-use assets	280,493	—	—
Initial recognition of lease liabilities	—	34,848	245,645
Opening balance as of January 1, 2019 - IFRS 16	6,098,102	42,878	311,443

(*) Lease liabilities in the Consolidated Financial Statements as of December 31, 2018.

On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. For the initial recognition, these liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019, was of 4.05%.

The difference between the amount of the lease liability recognized in the statement of financial position at the date of initial application and the operating lease commitments under IAS 17 is due to leases with a duration lower than 12 months and leases with a value lower than thirty thousand dollars and/or with clauses related to variable payments.

The adoption of IFRS 16 Leases from January 1, 2019, resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements.